----------------------

                               SEMIANNUAL REPORT
                             ----------------------

                              U.S. Treasury Funds
                             ----------------------


                      FOR YIELD, PRICE, LAST TRANSACTION,
                         AND CURRENT BALANCE, 24 HOURS,
                              7 DAYS A WEEK, CALL:
                            1-800-638-2587 toll free
                            625-7676 Baltimore area

                             ----------------------


                       FOR ASSISTANCE WITH YOUR EXISTING
                              FUND ACCOUNT, CALL:
                           Shareholder Service Center
                            1-800-225-5132 toll free
                            625-6500 Baltimore area

                             ----------------------


                                 T. ROWE PRICE
                             100 East Pratt Street
                           Baltimore, Maryland 21202

                             ----------------------

     This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price
                           U.S. Treasury Funds.

-------------------------------------------------------------------------------
Fellow Shareholders
-------------------------------------------------------------------------------
MARKET ENVIRONMENT

     Despite giving back some gains during the summer, the bond market continued its yearlong rally over the last six months, buoyed by subdued inflation and the renewed vigor of budget-balancing efforts in Washington. The market's surge in the first half of 1995 was driven by an inventory correction that pushed economic growth down to an annualized rate of 1.3% in the second calendar quarter, well below the robust 4.1% pace of 1994. The economy's anemic performance sparked concern that the Federal Reserve's long period of monetary tightening, with seven hikes in the key federal funds target between February 1994 and February 1995, had perhaps gone too far.

     Responding to indications of softness, the Fed lowered the fed funds target to 5.75% in July, its first reduction in nearly three years. The bond rally sputtered briefly in the summer when the economy appeared stronger than the Fed had anticipated. Indeed, growth surged to a robust 4.2% rate in the third calendar quarter. The bond market quickly rebounded, however, on continued signs of subdued inflation and a belief that federal deficit reduction will lead to a more stimulative Fed policy over the next few years. That view sparked a drop in interest rates, with the benchmark 30-year Treasury bond yield falling from 6.8% at the end of May to 6.2% on November 30.

[Edgar description: A 3-line chart showing interest rates on the 30-Year Treasury bond, 5-Year Treasury note, and the 90-Day treasury bill from 11/30/94 through 11/30/95.]

     The economic expansion is now into its fifth year, but there are few, if any, signs of an impending recession. If the federal government reduces spending, the slack will have to be taken up by the private sector to maintain full employment, probably compelling the Fed to ease. That should produce a favorable environment for the bond market.

     Optimism over a balanced budget and a looser Fed policy is reflected in the virtually flat Treasury yield curve (which measures the difference in yields among Treasuries of various maturities). At the end of November, as the chart shows, Treasuries of less than 10 years were yielding less than the 5.75% federal funds rate on overnight loans. The curve illustrates the market's belief that interest rates will continue to fall, despite the economy's underlying strength.

[Edgar description: A 3-line chart showing yields on 3-month to 30-Year Treasuries on 11/30/94, 5/31/95, and 11/30/95.]

U.S. TREASURY MONEY FUND

     The sharp drop in short-term rates was reflected in your fund's yield, which slid from 5.46% at the end of May to 5.16% on November 30. Over the last six months, we maintained a slightly longer maturity posture than our peers, with a weighted average maturity (WAM) generally around 60 days, to enhance yield in a falling rate environment. These moves were beneficial, enabling the fund to provide strong results in both reporting periods that essentially matched its benchmark.

-------------------------------------------------------------------------------
      Performance Comparison
===============================================================================
                                    Periods Ended 11/30/95
                                    6 Months     12 Months
                                    ----------------------
U.S. Treasury Money Fund             2.58%         5.23%
Donoghue 100% U.S. Treasury
  Money Funds Average                2.54          5.14
===============================================================================
Your investment in the U.S. Treasury Money Fund is neither insured nor guaranteed by the U.S. government.

     In our view, the market has fully discounted upcoming reductions in the federal funds rate, with our peers lengthening their average maturities. Therefore, we adopted a neutral posture relative to our peers, with a WAM of 68 days on November 30. Since we believe the Fed is unlikely to raise short-term interest rates in the near future, we expect to maintain this posture.

U.S.TREASURY INTERMEDIATE FUND

     Your fund produced strong results for both the 6- and 12-month periods ended November 30, mostly because of our consistent strategy of lengthening maturities as rates fell. We got off to a quicker start than our competitors last year, extending the fund's maturity before intermediate Treasury yields began their descent in January.

     In the last six months, as intermediate rates fell, we raised the fund's WAM to 5 years, up from 4.7 years at the end of May. Meanwhile, your fund's effective duration (a more precise measure of sensitivity to interest rate changes than average maturity) climbed to 3.9 years, up from 3.7 years in May. As a result, the fund experienced good price appreciation, which, together with income, provided a 5.09% return.

     The fund edged out its peer group average in the six-month period and outperformed it over the last 12 months because of our earlier anticipation of falling interest rates.

-------------------------------------------------------------------------------
      Performance Comparison
===============================================================================
                                    Periods Ended 11/30/95
                                    6 Months     12 Months
                                    ----------------------
U.S. Treasury
  Intermediate Fund                  5.09%         14.82%
Lipper Average of Intermediate
  U.S. Treasury Funds                4.92          13.86
===============================================================================

U.S. TREASURY LONG-TERM FUND

     While long-term interest rates were volatile over the last six months, the general trend was downward. The long Treasury bond yield began the period at 6.8%, rose slightly in August after the economy showed signs of strength, but dropped back to 6.2% by the end of November.

     Since interest rates fell on average, we continued to extend the fund's WAM, from 23.9 years at the end of May to 25.1 years on November 30. Similarly, duration was extended from 10.6 years to 11.4. These maneuvers reflected our belief that the economy would slow and the Fed would ease short-term rates, sparking further reductions in long-term rates.

     Our GNMA position was again anchored by a long-maturity CMO (collateralized mortgage obligation) backed by GNMA certificates, which provided attractive income as well as price appreciation when rates fell. However, we reduced our mortgage securities position from 14% of assets to 11%, replacing it with long-term Treasuries to further extend the fund's WAM. Your fund outperformed the Lipper average of similar funds and produced excellent results for both the 6- and 12-month periods ended November 30, as shown on the next page.

-------------------------------------------------------------------------------
      Performance Comparison
===============================================================================
                                    Periods Ended 11/30/95
                                    6 Months     12 Months
                                    ----------------------
U.S. Treasury
  Long-Term Fund                     8.55%         26.67%
Lipper Average of General
  U.S. Treasury Funds                6.60          21.29
===============================================================================

OUTLOOK

     If Congress and the Clinton administration can rise above their rancorous debate to achieve meaningful steps toward deficit reduction, interest rates are likely to edge lower in 1996. Although progress could still evaporate, as it did with the Gramm-Rudman-Hollings proposals in the 1980s, we remain cautiously optimistic on the prospects for a balanced budget by 2002. In our view, inflation will remain subdued, and the economy will grow in real terms at its historical pace of approximately 2.5%.

                     Respectfully submitted,

                        [signature]

                     George J. Collins
                     President
December 15, 1995
Chairmen of the funds' Investment Advisory Committees:
-----------------------------------------------

Money Fund            Edward A. Wiese
Intermediate Fund     Charles P. Smith
Long-Term Fund        Peter Van Dyke

-------------------------------------------------------------------------------
                              Portfolio Highlights
              T. Rowe Price U.S. Treasury Funds / November 30, 1995
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                Financial Summary
===============================================================================
                                             Net Asset Value          Dividend Per Share           Dividend Yield*
                                                Per Share               6 Months Ended             6 Months Ended
-----------------------------------------------------------------------------------------------------------------------------------
                                            5/31/95   11/30/95        5/31/95   11/30/95         5/31/95  11/30/95
                                            ------------------        ------------------         -----------------
U.S. Treasury Money Fund                     $1.00     $1.00           $0.026    $0.026           5.46%     5.16%
U.S. Treasury Intermediate Fund               5.25      5.35            0.16      0.16            6.49      6.25
U.S. Treasury Long-Term Fund                 10.54     11.10            0.34      0.32            7.10      6.17
===============================================================================

* Dividends earned and reinvested for the periods indicated are annualized and divided by the average daily net asset values per share for the same period. Money Fund yield is a seven-day compound yield.

-------------------------------------------------------------------------------
                         Quality, Duration, and Maturity
-------------------------------------------------------------------------------
                                                 Weighted              Weighted Average            Weighted Average
                                             Average Quality*     Effective Duration (years)       Maturity (years)
-----------------------------------------------------------------------------------------------------------------------------------
                                            5/31/95   11/30/95        5/31/95   11/30/95         5/31/95  11/30/95
                                            ------------------        ------------------         -----------------
U.S. Treasury Money Fund                      1.0       1.0              --         --             55**     68**
U.S. Treasury Intermediate Fund               1.0       1.0             3.7        3.9              4.7      5.0
U.S. Treasury Long-Term Fund                  1.0       1.0            10.6       11.4             23.9     25.1
===============================================================================

 * On a T. Rowe Price scale of 1 to 10, with Grade 1 representing highest quality.
** Maturity is in days.

-------------------------------------------------------------------------------
                      Average Annual Compound Total Return
===============================================================================
                                                                    Periods Ended November 30, 1995
-----------------------------------------------------------------------------------------------------------------------------------
                                                    1 Year          5 Years          10 Years          From Inception
                                                    ------          -------          --------          --------------
U.S. Treasury Money Fund                             5.23%           3.99%             5.32%                 --
U.S. Treasury Intermediate Fund                     14.82            8.36               --             8.57%(9/29/89)
U.S. Treasury Long-Term Fund                        26.67           10.77               --             10.19(9/29/89)
===============================================================================

Note: For the above periods ended 9/30/95, the Money Fund's returns were 5.10%, 4.07%, and 5.35%, respectively; the Intermediate Fund's returns were 11.10%, 8.38%, and 8.33%; the Long-Term Fund's returns were 20.02%, 10.76%, and 9.54%.

Investment return represents past performance and will vary. Shares of the bond funds may be worth more or less at redemption than at original purchase. The Money Fund's $1.00 share price is not guaranteed.

-------------------------------------------------------------------------------
                            Portfolio of Investments
     T. Rowe Price U.S. Treasury Money Fund / November 30, 1995 (Unaudited)
-------------------------------------------------------------------------------
                             (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------
                                                            Amount       Value
                                                           --------     -------
-------------------------------------------------------------------------------
U.S. Government Guaranteed Obligations -- 99.7%
-------------------------------------------------------------------------------
U.S. Treasury Bills, 5.64%, 12/14/95 ....................  $ 45,000    $ 44,908
    5.52 - 5.635%, 12/21/95 .............................   196,291     195,374
    5.29 - 5.31%, 1/11/96 ...............................    72,747      71,784
    5.24 - 5.255%, 1/18/96 ..............................    12,426      12,262
    5.345%, 1/25/96 .....................................     5,147       5,093
    5.28 - 5.305%, 2/1/96 ...............................    23,220      22,905
    5.315%, 2/8/96 ......................................    50,000      49,483
    5.34%, 2/22/96 ......................................    50,000      49,332
U.S. Treasury Notes, 9.25%, 1/15/96 .....................    20,000      20,085
    4.00%, 1/31/96 ......................................    55,000      54,854
    4.625%, 2/15 - 2/29/96 ..............................   105,000     104,768
    9.375%, 4/15/96 .....................................    20,000      20,273
    5.50%, 4/30/96 ......................................    30,000      30,000
    7.375%, 5/15/96 .....................................    75,000      75,576
-------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 99.7% OF NET ASSETS(COST $759,697)    756,697
-------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES ...........................                 2,054
                                                                       --------
NET ASSETS ..............................................              $758,751
                                                                       --------
                                                                       --------
NET ASSET VALUE PER SHARE ...............................                 $1.00
                                                                       ========
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
                             Statement of Net Assets
  T. Rowe Price U.S. Treasury Intermediate Fund / November 30, 1995 (Unaudited)
-------------------------------------------------------------------------------
                             (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------
                                                            Amount       Value
                                                           --------     -------
-------------------------------------------------------------------------------
U.S. Government Guaranteed Obligations -- 99.7%
-------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 87.4%
U.S. Treasury Notes, 5.125%, 3/31/98 ....................  $ 5,200      $ 5,169
    5.375%, 5/31/98 .....................................    2,000        1,998
    6.25%, 2/15/03 ......................................   25,260       26,093
    6.375%, 1/15/00 - 8/15/02 ...........................   31,550       32,589
    6.50%, 9/30/96 ......................................      785          792
    6.75%, 4/30/00 ......................................    3,875        4,056
    6.875%, 7/31 - 8/31/99 ..............................    7,210        7,534
    7.125%, 9/30/99 .....................................      720          759
    7.50%, 10/31/99 - 5/15/02 ...........................   39,275       42,976
    7.75%, 11/30/99 .....................................    6,000        6,471
    7.875%, 8/15/01 .....................................    7,850        8,708
U.S. Treasury Notes, 8.25%, 7/15/98 .....................   19,950       21,312
                                                                        158,457
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES -- 12.3%
Government National Mortgage Assn., I, 6.50%,
  8/15 - 10/15/02 .......................................      529          534
      7.00%, 7/15 - 9/15/16 .............................    2,263        2,306
      8.00%, 4/15 - 7/15/17 .............................    1,816        1,906
      8.50%, 8/15/04 - 4/15/23 ..........................    2,194        2,314
      9.50%, 12/15/24 - 5/15/25 .........................    2,615        2,801
      10.00%, 8/15/19 ...................................      263          289
      10.50%, 2/15 - 11/15/14 ...........................      382          424
      11.00%, 12/15/09 - 12/15/19 .......................    1,977        2,225
      11.50%, 3/15/10 - 11/15/18 ........................    3,684        4,200
      12.50%, 6/15/10 - 3/15/15 .........................      337          396
    II, 9.00%, 10/20/16 .................................       16           17
      10.50%, 12/20/15 - 6/20/19 ........................    1,540        1,700
      11.00%, 9/20/99 ...................................       16           18
  GPM, I, 11.00%, 9/15/10 ...............................      253          279
  Midget, I, 9.50%, 1/15/98 - 12/15/05 ..................      948          997
      10.00%, 11/15/00 - 9/15/05 ........................      334          352
      10.50%, 11/15/97 - 9/15/04 ........................       77           81
      11.00%, 8/15/00 ...................................       61           64
      11.50%, 4/15/98 - 7/15/00 .........................      248          262
    TBA, 9.00%, 2/15/01 .................................    1,000        1,056
    II,11.50%, 12/20/98 - 10/20/00 ......................       44           45
                                                                         22,266

-------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 99.7% OF NET ASSETS (COST $172,699)   180,723
-------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES .............................                 557
                                                                      ---------
NET ASSETS CONSIST OF:                                         Value
                                                              -------
Accumulated net investment income - net of distributions...    $ 250
Accumulated net realized gain/loss - net of distributions..   (2,502)
Net unrealized gain (loss) ................................    8,024
Paid-in-capital applicable to 33,899,705 shares of $0.01
  par value capital stock outstanding; 1,000,000,000
  shares of the Corporation authorized ....................  175,508
                                                             -------
NET ASSETS ................................................            $181,280
                                                                      =========
NET ASSET VALUE PER SHARE .................................               $5.35
                                                                      =========

GPM   Graduated Payment Mortgage
TBA   To be announced security was purchased on a forward commitment basis.

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
                             Statement of Net Assets
   T. Rowe Price U.S. Treasury Long-Term Fund / November 30, 1995 (Unaudited)
-------------------------------------------------------------------------------
                             (AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------------------
                                                            Amount       Value
                                                           --------     -------
-------------------------------------------------------------------------------
U.S. Government Guaranteed Obligations -- 98.9%
-------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 87.8%
U.S. Treasury Bonds, 6.25%, 8/15/23 .....................  $ 6,500      $ 6,502
    6.875%, 8/15/25 .....................................    8,600        9,460
    7.125%, 2/15/23 .....................................   13,000       14,471
    7.50%, 11/15/24 .....................................   12,000       14,031
    7.625%, 2/15/25 .....................................    6,000        7,137
    11.25%, 2/15/15 .....................................    4,225        6,634
U.S. Treasury Notes, 6.50%, 9/30/96 .....................      650          655
    7.25%, 11/15/96 .....................................      110          112
                                                                         59,002
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES -- 11.1%
Government National Mortgage Assn., I, 6.50%, 12/15/23 ..      493          484
    8.00%, 10/15/16 - 3/15/17 ...........................      331          348
    9.00%, 7/15/16 - 5/15/21 ............................    1,200        1,281
    9.50%, 8/15/09 ......................................       86           93
    10.00%, 12/15/17 - 8/15/19 ..........................      673          739
    10.50%, 1/15/98 - 7/15/19 ...........................      579          642
    11.50%, 10/15/10 - 8/15/15 ..........................      293          334
  GPM, I, 9.25%, 12/15/16 ...............................      597          631
    9.50%, 9/15 - 10/15/09 ..............................      347          373
    10.25%, 1/15 - 3/15/18 ..............................      215          236
    11.00%, 8/15/10 - 9/15/13 ...........................       36           39
    11.25%, 11/15/15 ....................................       23           26
    11.50%, 2/15 - 6/15/13 ..............................       56           63
  REMIC, 6.50%, 10/16/24 ................................    2,000        1,842
    Interest Only, 8.00%, 6/16/23** .....................    1,671          301
                                                                          7,432
-------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 98.9% OF NET ASSETS (COST $59,024)    66,434
-------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES ...........................                   719
                                                                      ---------

NET ASSETS CONSIST OF:                                       Value
                                                            -------
Accumulated net investment income - net of distributions...    $12
Accumulated net realized gain/loss - net of distributions..   (312)
Net unrealized gain (loss) ................................  7,410
Paid-in-capital applicable to 6,050,681 shares of $0.01
  par value capital stock outstanding; 1,000,000,000
  shares of the Corporation authorized.                     60,043
                                                           -------
NET ASSETS ................................................            $ 67,153
                                                                      =========
NET ASSET VALUE PER SHARE .................................              $11.10
                                                                      =========

   ** For Interest Only securities,amount represents notional principal, on which the fund receives interest.
  GPM Graduated Payment Mortgage
REMIC Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
                       Statement of Assets and Liabilities
     T. Rowe Price U.S. Treasury Money Fund / November 30, 1995 (Unaudited)
-------------------------------------------------------------------------------
                                 (IN THOUSANDS)
-------------------------------------------------------------------------------
ASSETS
Investments in securities, at value (cost $756,697) ...........       $ 756,697
Receivable for investment securities sold .....................          44,860
Other assets ..................................................           7,543
                                                                      ---------
Total assets ..................................................         809,100
                                                                      ---------
LIABILITIES
Payable for investment securities purchased ...................          44,908
Other liabilities .............................................           5,441
                                                                      ---------
Total liabilities .............................................          50,349
                                                                      ---------
NET ASSETS ....................................................        $758,751
                                                                      =========
NET ASSETS CONSIST OF:
Accumulated net investment - net of distributions .............             $81
Accumulated net realized gain/loss - net of distributions .....             123
Paid-in-capital applicable to 758,626,352 shares of $0.01
  par value capital stock outstanding; 1,000,000,000 shares
  of the Corporation authorized ...............................         758,547
                                                                      ---------
NET ASSETS ....................................................        $758,751
                                                                      =========
NET ASSET VALUE PER SHARE .....................................           $1.00
                                                                      =========

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
                             Statement of Operations
T. Rowe Price U.S. Treasury Funds/Six Months Ended November 30,1995 (Unaudited)
-------------------------------------------------------------------------------
                                 (IN THOUSANDS)
-------------------------------------------------------------------------------
                                             Money    Intermediate   Long-Term
                                             Fund         Fund          Fund
                                         --------------------------------------
INVESTMENT INCOME
Interest income .......................     $20,873      $ 5,974      $ 2,098
                                            -------      -------      -------
Expenses
  Investment management ...............       1,253          339          111
  Shareholder servicing ...............         570          140           63
  Custody and accounting ..............          66           64           47
  Registration ........................          37           16           11
  Prospectus and shareholder reports ..          19            7            3
  Directors ...........................           6            3            3
  Miscellaneous .......................           6            3            2
  Legal and audit .....................           4            4            4
                                            -------      -------      -------
  Total expenses ......................       1,961          576          244
  Expenses paid indirectly ............        --             (2)          (1)
                                            -------      -------      -------
  Net expenses ........................       1,961          574          243
                                            -------      -------      -------
Net investment income .................      18,912        5,400        1,855
                                            -------      -------      -------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain(loss)on securities ..          65           (6)       1,529
Change in net unrealized gain or
  loss on securities...................          61        3,240        1,798
                                            -------      -------      -------
Net realized and unrealized
  gain (loss) .........................         126        3,234        3,327
                                            -------      -------      -------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS .....................     $19,038      $ 8,634      $ 5,182
                                            =======      =======      =======

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
                       Statement of Changes in Net Assets
                 T. Rowe Price U.S. Treasury Funds (Unaudited)
-------------------------------------------------------------------------------
                                 (IN THOUSANDS)
-------------------------------------------------------------------------------
                                          Money Fund                    Intermediate Fund                   Long-Term Fund
                                ------------------------------     ----------------------------     ------------------------------
                                  Six Months                        Six Months                       Six Months
                                    Ended          Year Ended          Ended        Year Ended          Ended          Year Ended
                                Nov. 30, 1995     May 31, 1995     Nov. 30,1995     May 31,1995     Nov. 30, 1995     May 31, 1995
                                -------------     ------------     ------------     -----------     -------------     ------------
INCREASE (DECREASE) IN
NET ASSETS FROM
Operations
  Net investment income .......    $ 18,912         $ 30,800         $  5,400        $ 10,579         $  1,855          $  4,005
  Net realized gain (loss) ....          65               58               (6)         (2,131)           1,529            (1,278)
  Change in net unrealized
    gain or loss ..............          61              148            3,240           6,381            1,798             5,910
                                   --------         --------         --------        --------         --------          --------
  Increase (decrease) in net
    assets from operations ....      19,038           31,006            8,634          14,829            5,182             8,637
                                   --------         --------         --------        --------         --------          --------
Distributions to shareholders
  Net investment income .......     (18,912)         (30,800)          (5,400)        (10,579)          (1,855)           (4,005)
                                   --------         --------         --------        --------         --------          --------
Capital share transactions*
  Shares sold .................     487,207        1,001,307           27,316          59,454           22,037            40,731
  Distributions reinvested ....      17,728           28,102            4,458           8,775            1,511             3,344
  Shares redeemed .............    (465,525)        (965,237)         (26,394)        (81,044)         (25,006)          (37,660)
                                   --------         --------         --------        --------         --------          --------
  Increase (decrease) in net
    assets from capital share
    transactions ..............      39,410           64,172            5,380          (2,815)          (1,458)            6,415
                                   --------         --------         --------        --------         --------          --------
Increase (decrease) in net
    assets ....................      39,536           64,378            8,614          (8,565)           1,869            11,047
NET ASSETS
Beginning of period ...........     719,215          654,837          172,666         181,231           65,284            54,237
                                   --------         --------         --------        --------         --------          --------
End of period .................    $758,751         $719,215         $181,280        $172,666          $67,153           $65,284
                                   ========         ========         ========        ========         ========          ========

*Share information
  Shares sold .................     487,207        1,001,307            5,187          11,761            2,071             4,225
  Distributions reinvested ....      17,728           28,102              845           1,732              142               345
  Shares redeemed .............    (465,525)        (965,237)          (5,012)        (16,055)          (2,359)           (3,903)
                                   --------         --------         --------        --------         --------          --------
  Increase (decrease) in shares
    outstanding ...............      39,410           64,172            1,020          (2,562)            (146)              667
                                   ========         ========         ========        ========         ========          ========

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
                          Notes to Financial Statements
       T. Rowe Price U.S. Treasury Funds / November 30, 1995 (Unaudited)
-------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT  ACCOUNTING  POLICIES

     T. Rowe Price U.S. Treasury Funds, Inc., (the Corporation) is registered under the Investment Company Act of 1940. The U.S. Treasury Money Fund (the Money Fund), the U.S. Treasury Intermediate Fund (the Intermediate Fund) and the U.S. Treasury Long-Term Fund (the Long-Term Fund), diversified, open-end management investment companies, are the three portfolios established by the Corporation.

     A) Valuation - Except for securities held by the Money Fund, securities are valued based upon market quotations. When market quotations are not readily available, these securities are valued at a representative bid price or yield equivalent as quoted by dealers who make markets in such securities. Securities held by the Money Fund are valued at amortized cost.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of each fund, as authorized by the Board of Directors.

     B) Premiums  and  Discounts - Premiums and  discounts  on debt  securities, other than mortgage-backed securities, are amortized for both financial reporting and tax purposes. Premiums and discounts on mortgage-backed securities are recognized upon principal repayment as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     C) Other - Income and expenses are recorded on the accrual basis. Expenses paid indirectly are custody fees paid by float credits earned on daily residual cash balances at the custodian. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT  TRANSACTIONS

     Consistent with their investment objectives, the funds engage in the following practices to manage exposure to certain risks and enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

     A) Securities Lending - To earn additional income, the Intermediate and Long-Term funds lend securities to approved brokers. At November 30, 1995, the market value of securities on loan by the Intermediate and Long-Term funds was $12,693,000 and $2,101,000, respectively, which was fully collateralized with cash and U.S. Treasury securities. Although the risk is mitigated by the collateral, each fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

     B) Other - Purchases and sales of U.S. government securities, excluding short-term securities, for the six months ended November 30, 1995, were as follows:


                                    Intermediate     Long-Term
                                        Fund            Fund
                                    ------------    -----------
        U.S. Government
          Securities
          Purchases                  $36,231,000    $21,772,000
          Sales                       29,053,000     22,730,000


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The Intermediate Fund has an unused realized capital loss carryforward for federal income tax purposes of $156,000, which expires in 2003. The Long-Term Fund has unused realized capital loss carryforwards for federal income tax purposes of $1,714,000, of which $530,000 expires in 2002 and $1,184,000 in 2003. Each fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     At November 30, 1995, the aggregate cost of investments for the Money, Intermediate, and Long-Term funds for federal income tax and financial reporting purposes was $756,697,000, $172,699,000, and $59,024,000, respectively. For the
Money Fund, amortized cost is equivalent to value; and for the Intermediate and Long-Term funds, net unrealized gain (loss) on investments was as follows:


                                    Intermediate      Long-Term
                                        Fund             Fund
                                   ------------      ----------
       Appreciated
          Investments                 $8,084,000      $7,420,000
        Depreciated
          Investments                    (60,000)        (10,000)
                                       ---------      ----------
        Net Unrealized
          Gain (Loss)                 $8,024,000      $7,410,000
                                       =========      ==========

NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management agreement between each fund and T. Rowe Price Associates, Inc. (the Manager), provides for an annual investment management fee, of which $209,000, $57,000 and $22,000 was payable at November 30, 1995 by the Money, Intermediate and Long-Term funds, respectively. The fee is computed daily and paid monthly, and consists of an Individual Fund Fee equal to 0.05% of average daily net assets for the Intermediate and Long-Term funds, and a Group Fee. The Money Fund does not have an Individual Fund Fee, only a Group Fee. The Group Fee is based on the combined assets of certain mutual funds sponsored by the Manager or Rowe Price-Fleming International, Inc. (the Group). The Group Fee rate ranges from 0.48% for the first $1 billion of assets to 0.31% for assets in excess of $34 billion. At November 30, 1995, and for the six months then ended, the effective annual Group Fee rate was 0.34%. Each fund pays a pro rata share of the Group Fee based on the ratio of its net assets to those of the Group.

LONG-TERM FUND:

     Under the terms of the investment management agreement, the Manager is required to bear any expenses through May 31, 1997 which would cause the ratio of net expenses to average net assets to exceed 0.80%. Thereafter through May 31, 1999, the fund is required to reimburse the Manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of net expenses to average net assets to exceed 0.80%. Pursuant to this agreement, $8,000 of management fees were not accrued by the fund for the six months ended November 30, 1995 and are subject to reimbursement through May 31, 1999. Additionally, $147,000 and $8,000 of unaccrued management fees related to previous agreements are subject to reimbursement through February 28, 1997 and May 31, 1999, respectively.

ALL FUNDS:

     In addition, each fund has entered into agreements with the Manager and two wholly owned subsidiaries of the Manager, pursuant to which each fund receives certain other services. The Manager computes the daily share price and maintains the financial records of each fund. T. Rowe Price Services, Inc., is each fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in each fund. The Money, Intermediate and Long-Term funds incurred expenses pursuant to these related party agreements totaling approximately $519,000, $147,000 and $80,000, respectively, for the six months ended November 30, 1995, of which $105,000, $30,000 and $15,000, respectively, were payable at period-end.

-------------------------------------------------------------------------------
                              Financial Highlights
               T. Rowe Price U.S. Treasury Money Fund (Unaudited)
-------------------------------------------------------------------------------
                                                                For a share outstanding throughout each period
                                             --------------------------------------------------------------------------------------
                                                                        Three
                                              Six Months     Year       Months
                                                Ended       Ended        Ended                          Year Ended
                                                                                   ------------------------------------------------
                                               Nov. 30,     May 31,     May 31,     Feb. 28,     Feb. 28,     Feb. 29,     Feb. 28,
                                                 1995        1995        1994^        1994         1993         1992         1991
                                             --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD ...............................     $1.000      $1.000      $1.000       $1.000       $1.000       $1.000       $1.000
                                                ------      ------      ------       ------       ------       ------       ------
Investment activities
  Net investment income ...................      0.026       0.045       0.007        0.025        0.029        0.049        0.070
Distributions
  Net investment income ...................     (0.026)     (0.045)     (0.007)      (0.025)      (0.029)      (0.049)      (0.070)
                                                ------      ------      ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD ............     $1.000      $1.000      $1.000       $1.000       $1.000       $1.000       $1.000
                                                ======      ======      ======       ======       ======       ======       ======

RATIOS/SUPPLEMENTAL DATA
Total return ..............................       2.58%       4.58%       0.73%        2.51%        2.97%        5.06%        7.19%
Ratio of expenses to average net assets ...       0.53%**     0.56%       0.57%**      0.64%        0.65%        0.68%        0.75%
Ratio of net investment income
  to average net assets ...................       5.10%**     4.51%       2.87%**      2.48%        2.92%        4.93%        6.91%
Net assets, end of period (in thousands) ..      $758,751   $719,215     $654,837    $613,583     $606,153      $562,664    $578,362

** Annualized.
 ^ The fund's fiscal year-end was changed to May 31.

-------------------------------------------------------------------------------
                              Financial Highlights
            T. Rowe Price U.S. Treasury Intermediate Fund (Unaudited)
-------------------------------------------------------------------------------
                                                                For a share outstanding throughout each period
                                             --------------------------------------------------------------------------------------
                                                                        Three
                                              Six Months     Year       Months
                                                Ended       Ended        Ended                          Year Ended
                                                                                   ------------------------------------------------
                                               Nov. 30,     May 31,     May 31,     Feb. 28,     Feb. 28,     Feb. 29,     Feb. 28,
                                                 1995        1995        1994^        1994         1993         1992         1991
                                             --------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING
  OF PERIOD ...............................      $5.25       $5.11       $5.32        $5.42        $5.28        $5.10        $4.98
                                                ------      ------      ------       ------       ------       ------       ------
Investment activities
  Net investment income ...................       0.16        0.31        0.08         0.29         0.32         0.36*        0.40*
  Net realized and unrealized gain (loss)..       0.10        0.14       (0.19)       (0.09)        0.27         0.21         0.12
                                                ------      ------      ------       ------       ------       ------       ------
  Total from investment activities ........       0.26        0.45       (0.11)        0.20         0.59         0.57         0.52
                                                ------      ------      ------       ------       ------       ------       ------
Distributions
  Net investment income ...................      (0.16)      (0.31)      (0.08)       (0.29)       (0.32)       (0.36)       (0.40)
  Net realized gain .......................        --          --        (0.02)       (0.01)       (0.13)       (0.03)         --
                                                ------      ------      ------       ------       ------       ------       ------
  Total distributions .....................      (0.16)      (0.31)      (0.10)       (0.30)       (0.45)       (0.39)       (0.40)
                                                ------      ------      ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD ............      $5.35       $5.25       $5.11        $5.32        $5.42        $5.28        $5.10
                                                ======      ======      ======       ======       ======       ======       ======

RATIOS/SUPPLEMENTAL DATA
Total return ..............................      5.09%       9.29%      (2.16)%       3.80%       11.77%       11.54%*      10.92%*
Ratio of expenses to average net assets ...      0.66%**~    0.69%       0.70%**      0.79%        0.80%        0.80%*       0.80%*
Ratio of net investment income
  to average net assets ...................      6.17%**     6.19%       5.78%**      5.41%        5.98%        6.80%*       7.71%*
Portfolio turnover rate ...................      33.7%**     81.1%       45.5%**      20.2%        22.8%        91.4%       174.8%
Net assets, end of period (in thousands) ..     $181,280   $172,666     $181,231    $175,953     $163,480      $123,807    $68,341

** Annualized.
 ^ The fund's fiscal year-end was changed to May 31.
 * Excludes expenses in excess of a 0.80% voluntary expense limitation in effect through February 28, 1995.
 ~ Beginning in fiscal 1995, includes expenses paid indirectly.

-------------------------------------------------------------------------------
                              Financial Highlights
             T. Rowe Price U.S. Treasury Long-Term Fund (Unaudited)
-------------------------------------------------------------------------------
                                                                For a share outstanding throughout each period
                                             --------------------------------------------------------------------------------------
                                                                        Three
                                              Six Months     Year       Months
                                                Ended       Ended        Ended                          Year Ended
                                                                                   ------------------------------------------------
                                               Nov. 30,     May 31,     May 31,     Feb. 28,     Feb. 28,     Feb. 29,     Feb. 28,
                                                 1995        1995        1994^        1994         1993         1992         1991
                                             --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD ...............................     $10.54      $ 9.81      $10.46       $10.79       $10.39       $10.03       $ 9.79
                                                ------      ------      ------       ------       ------       ------       ------
Investment activities
  Net investment income ...................       0.32*       0.68*       0.17*        0.68*       0.70*         0.78*        0.80*
  Net realized and unrealized gain (loss)..       0.56        0.73       (0.64)       (0.04)       0.68          0.36         0.24
                                                ------      ------      ------       ------       ------       ------       ------
  Total from investment activities ........       0.88        1.41       (0.47)        0.64        1.38          1.14         1.04
                                                ------      ------      ------       ------       ------       ------       ------
Distributions
  Net investment income ...................      (0.32)      (0.68)      (0.17)       (0.68)      (0.70)        (0.78)       (0.80)
  Net realized gain .......................        --          --        (0.01)       (0.29)      (0.28)          --           --
                                                ------      ------      ------       ------       ------       ------       ------
  Total distributions .....................      (0.32)      (0.68)      (0.18)       (0.97)      (0.98)        (0.78)       (0.80)
                                                ------      ------      ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD ............     $11.10      $10.54      $ 9.81       $10.46      $10.79        $10.39       $10.03
                                                ======      ======      ======       ======       ======       ======       ======

RATIOS/SUPPLEMENTAL DATA
Total return ..............................      8.55%*     15.24%*     (4.50)%*     5.89%*       14.11%*      11.86%*      11.21%*
Ratio of expenses to average net assets ...      0.80%***~   0.80%*      0.80%***    0.80%*        0.80%*       0.80%*       0.80%*
Ratio of net investment income
  to average net assets ...................      6.08%***    7.05%*      6.75%***    6.17%*        6.75%*       7.66%*       8.01%*
Portfolio turnover rate ...................      72.4%**     99.3%      246.9%**     59.4%        165.4%       162.4%        158.5%
Net assets, end of period (in thousands) ..      $67,153    $65,284     $54,237     $56,632      $64,685      $52,926       $43,260

** Annualized.
 ^ The fund's fiscal year-end was changed to May 31.
 * Excludes expenses in excess of a 0.80% voluntary expense limitation in effect through May 31, 1997.
 ~ Beginning in fiscal 1995, includes expenses paid indirectly.


 During fiscal 1995, Price Waterhouse LLP succeeded Coopers & Lybrand, L.L.P. as independent accountants for the T. Rowe Price U.S. Treasury Intermediate and U.S. Treasury Long-Term funds, a decision that was approved by the funds' Board of Directors. During the last two fiscal years, the funds have received unqualified opinions and have had no disagreements with Coopers & Lybrand, L.L.P. or reportable events that caused the change.